Employee benefit expenses and other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit expenses other operating income and expenses [Abstract]
Employee benefit expense
The table below shows employee benefit expenses and number of employees for the years ended December 31, 2020, 2019 and 2018:

	For the year ended December 31,
	2020	2019	2018
Employee benefit expenses	54,464	32,246	15,130
Average monthly number of employees	441	306	207

Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2020, 2019 and 2018:
	For the year ended December 31,
Other operating income	2020	2019	2018
Grants	59,010	59,142	59,421
Income from various services and insurance proceeds	40,515	34,632	34,181
Income from the purchase of the long-term operation and maintenance payable to Abengoa	-	-	38,955
Total	99,525	93,774	132,557

Other operating expenses
	For the year ended December 31,
Other operating expenses	2020	2019	2018
Raw materials and consumables used	(7,792)	(9,719)	(10,648)
Leases and fees	(2,531)	(1,850)	(1,716)
Operation and maintenance	(110,873)	(116,018)	(145,857)
Independent professional services	(40,193)	(41,579)	(43,229)
Supplies	(27,926)	(25,823)	(25,947)
Insurance	(37,638)	(23,971)	(24,227)
Levies and duties	(39,820)	(34,844)	(37,439)
Other expenses	(9,891)	(7,971)	(21,579)
Total	(276,666)	(261,776)	(310,642)